SECURED BORROWINGS, Securitization Notes (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Mar. 14, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Secured Borrowings [Abstract]
Loss on extinguishment of debt		$ 0	$ (1,541)	$ (850)	$ (3,710)
B&B Air Funding [Member] | Secured Borrowings [Member] | Securitization Notes [Member]
Secured Borrowings [Abstract]
Redemption date				Mar. 14, 2019
Maturity date				Nov. 14, 2033
Principal amount redeemed	$ 63,800
Loss on extinguishment of debt				$ (1,900)